4 Segment information (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) Number
Disclosure of operating segments [line items]
Number of reportable segments | Number	2
IPEC Licenses [Member]
Disclosure of operating segments [line items]
Capital expense on acquisitions of property and equipment	R$ 108,000
Capital expense on acquisitions of intangible assets	R$ 54,000